Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Time Deposits [Line Items]
2022	$ 36,815
2023	11,755
2024	5,430
2025	1,516
2026	366
Thereafter	360
Time deposits maturities, after next twelve months	$ 56,242